Schedule of Investments - Virtus WMC Global Factor Opportunities ETF

January 31, 2020 (unaudited)

Security Description	Shares	Value

COMMON STOCKS - 99.1%
Communication Services - 4.7%
CenturyLink, Inc.	934	$12,758
Chunghwa Telecom Co. Ltd. (Taiwan)	6,988	24,983
Deutsche Telekom AG (Germany)	1,094	17,722
Discovery, Inc. Class A*	1,190	34,819
Facebook, Inc. Class A*	395	79,754
IAC/InterActiveCorp*	70	17,051
Omnicom Group, Inc.	176	13,255
SK Telecom Co. Ltd. (South Korea)	78	15,020
ViacomCBS, Inc. Class B	379	12,935
Vodafone Group PLC (United Kingdom)	7,084	13,966
WPP PLC (United Kingdom)	873	10,894
Total Communication Services		253,157
Consumer Discretionary - 9.5%
Aisin Seiki Co. Ltd. (Japan)	346	11,799
Alibaba Group Holding Ltd. (China)*(1)	140	28,923
Amazon.com, Inc.*	55	110,480
Barratt Developments PLC (United Kingdom)	1,624	17,216
Berkeley Group Holdings PLC (United Kingdom)	293	20,274
Booking Holdings, Inc.*	33	60,408
Continental AG (Germany)	108	12,330
Domino’s Pizza, Inc.	50	14,088
Expedia Group, Inc.	151	16,376
Faurecia SE (France)	248	11,874
Fiat Chrysler Automobiles NV (United Kingdom)	998	12,985
Ford Motor Co.	2,220	19,580
Haier Electronics Group Co. Ltd. (Hong Kong)	4,934	14,961
Home Product Center PCL (Thailand)	32,949	15,433
Kia Motors Corp. (South Korea)	328	11,256
Kohl’s Corp.	234	10,004
Lear Corp.	108	13,303
Lululemon Athletica, Inc.*	96	22,981
Norwegian Cruise Line Holdings Ltd.*	250	13,463
NVR, Inc.*	5	19,085
Panasonic Corp. (Japan)	2,354	23,941
Subaru Corp. (Japan)	499	12,710
Tata Motors Ltd. (India)*(1)	1,065	12,918
Vipshop Holdings Ltd. (China)*(1)	913	11,622
Total Consumer Discretionary		518,010
Consumer Staples - 6.2%
Aeon Co. Ltd. (Japan)	1,020	21,213
Coca-Cola Co. (The)	392	22,893
Danone SA (France)	220	17,665
Diageo PLC (United Kingdom)	758	30,128
Genting Plantations Bhd (Malaysia)	6,608	16,931
Heineken NV (Netherlands)	143	15,593
JBS SA	2,547	16,403
Koninklijke Ahold Delhaize NV (Netherlands)	589	14,502
L’Oreal SA (France)	123	34,363
Nestle SA (Switzerland)	478	52,792
NH Foods Ltd. (Japan)	455	20,261
PepsiCo, Inc.	151	21,445
Unilever NV (United Kingdom)	450	26,301
Unilever PLC (United Kingdom)	449	26,879
Total Consumer Staples		337,369
Energy - 3.3%
Apache Corp.	586	16,080

Security Description	Shares	Value

COMMON STOCKS (continued)
Energy (continued)
China Petroleum & Chemical Corp. Class H (China)	33,609	$17,872
Cimarex Energy Co.	259	11,367
Devon Energy Corp.	759	16,485
Equinor ASA (Norway)	712	12,939
JXTG Holdings, Inc. (Japan)	3,689	15,961
LUKOIL PJSC (Russia)(1)	296	30,230
Marathon Oil Corp.	1,494	16,987
Suncor Energy, Inc. (Canada)	651	19,898
TC Energy Corp. (Canada)	399	21,880
Total Energy		179,699
Financials - 21.8%
Aflac, Inc.	516	26,610
AIA Group Ltd. (Hong Kong)	2,584	25,868
Allianz SE (Germany)	155	37,105
Ally Financial, Inc.	471	15,086
American Express Co.	137	17,792
American Financial Group, Inc.	134	14,578
American International Group, Inc.	358	17,993
Annaly Capital Management, Inc.	1,432	13,976
Arthur J Gallagher & Co.	193	19,796
Athene Holding Ltd. Class A*	325	14,157
Australia & New Zealand Banking Group Ltd. (Australia)	727	12,531
Aviva PLC (United Kingdom)	4,193	22,059
Banco Santander SA (Spain)	5,628	22,183
Bank Central Asia Tbk PT (Indonesia)	5,063	12,013
BlackRock, Inc.	48	25,313
Capital One Financial Corp.	297	29,641
Cboe Global Markets, Inc.	119	14,663
China Construction Bank Corp. Class H (China)	29,333	22,472
Cincinnati Financial Corp.	137	14,378
Citigroup, Inc.	516	38,396
Citizens Financial Group, Inc.	422	15,732
CME Group, Inc.	155	33,652
Commonwealth Bank of Australia (Australia)	364	20,775
Dai-ichi Life Holdings, Inc. (Japan)	993	15,176
Deutsche Bank AG (Germany)	2,014	18,503
Discover Financial Services	336	25,244
EXOR NV (Netherlands)	166	12,269
Globe Life, Inc.	281	29,297
Goldman Sachs Group, Inc. (The)	108	25,677
Groupe Bruxelles Lambert SA (Belgium)	142	14,287
Hanwha Life Insurance Co. Ltd. (South Korea)*	6,934	11,927
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	632	21,060
HSBC Holdings PLC (United Kingdom)	3,767	27,448
Industrial & Commercial Bank of China Ltd. Class H (China)	27,140	18,241
Intercontinental Exchange, Inc.	273	27,229
MarketAxess Holdings, Inc.	41	14,521
MetLife, Inc.	508	25,253
Moody’s Corp.	98	25,165
Morgan Stanley	425	22,211
National Australia Bank Ltd. (Australia)	782	13,537
Ping An Insurance Group Co. of China Ltd. Class H (China)	3,041	34,730

Schedule of Investments - Virtus WMC Global Factor Opportunities ETF (continued)

January 31, 2020 (unaudited)

Security Description	Shares	Value

COMMON STOCKS (continued)
Financials (continued)
Powszechna Kasa Oszczednosci Bank Polski SA (Poland)	1,795	$15,849
Principal Financial Group, Inc.	459	24,304
Progressive Corp. (The)	443	35,746
Prudential Financial, Inc.	250	22,765
Reinsurance Group of America, Inc.	108	15,557
Royal Bank of Canada (Canada)	254	20,072
S&P Global, Inc.	114	33,485
Swiss Life Holding AG (Switzerland)	48	24,189
Synchrony Financial	629	20,386
TD Ameritrade Holding Corp.	320	15,194
Toronto-Dominion Bank (The) (Canada)	457	25,257
Voya Financial, Inc.	340	20,308
Westpac Banking Corp. (Australia)	747	12,561
Zurich Insurance Group AG (Switzerland)	65	27,041
Total Financials		1,181,258
Health Care - 12.4%
AbbVie, Inc.	369	29,896
ABIOMED, Inc.*	55	10,246
Alexion Pharmaceuticals, Inc.*	310	30,811
Alfresa Holdings Corp. (Japan)	752	15,456
Align Technology, Inc.*	60	15,426
AmerisourceBergen Corp.	304	26,010
Astellas Pharma, Inc. (Japan)	843	15,175
AstraZeneca PLC (United Kingdom)	202	19,803
Biogen, Inc.*	73	19,626
Bristol-Myers Squibb Co.	898	56,529
Centene Corp.*	343	21,544
Cigna Corp.	203	39,053
CSL Ltd. (Australia)	96	20,053
Danaher Corp.	129	20,752
Genmab A/S (Denmark)*	46	10,633
Intuitive Surgical, Inc.*	52	29,109
Jazz Pharmaceuticals PLC (Ireland)*	80	11,468
Johnson & Johnson	213	31,709
Medtronic PLC (Ireland)	168	19,394
Merck KGaA (Germany)	94	12,083
Pfizer, Inc.	631	23,498
Regeneron Pharmaceuticals, Inc.*	104	35,146
Roche Holding AG (Switzerland)	66	22,222
Suzuken Co. Ltd. (Japan)	367	14,344
Thermo Fisher Scientific, Inc.	132	41,341
UnitedHealth Group, Inc.	216	58,849
Veeva Systems, Inc. Class A*	160	23,458
Total Health Care		673,634
Industrials - 11.5%
Airbus SE (France)	123	18,176
AMETEK, Inc.	193	18,750
Canadian National Railway Co. (Canada)	171	15,980
Copart, Inc.*	201	20,393
Equifax, Inc.	110	16,489
Experian PLC (Ireland)	445	15,496
HEICO Corp.	149	18,242
Honeywell International, Inc.	191	33,085
IDEX Corp.	88	14,419
IHS Markit Ltd. (United Kingdom)*	263	20,740
L3Harris Technologies, Inc.	124	27,445

Security Description	Shares	Value

COMMON STOCKS (continued)
Industrials (continued)
Legrand SA (France)	281	$22,563
Marubeni Corp. (Japan)	1,857	13,628
Nippon Express Co. Ltd. (Japan)	206	10,970
Obayashi Corp. (Japan)	1,554	17,396
Recruit Holdings Co. Ltd. (Japan)	328	13,029
Roper Technologies, Inc.	62	23,663
Rumo SA (Brazil)*	3,136	16,989
Safran SA (France)	104	16,834
Samsung C&T Corp. (South Korea)	150	13,655
Siemens AG (Germany)*	145	17,953
Sumitomo Corp. (Japan)	939	14,195
Toppan Printing Co. Ltd. (Japan)	1,075	21,787
Toshiba Corp. (Japan)	537	17,346
TransDigm Group, Inc.	37	23,801
TransUnion	184	16,873
Transurban Group (Australia)	1,900	19,968
United Rentals, Inc.*	80	10,855
Verisk Analytics, Inc.	134	21,771
Vinci SA (France)	247	27,448
Waste Management, Inc.	177	21,541
Weichai Power Co. Ltd. Class H (China)	7,093	12,603
Wolters Kluwer NV (Netherlands)	371	27,946
Total Industrials		622,029
Information Technology - 15.7%
Accenture PLC Class A (Ireland)	173	35,501
Adobe, Inc.*	144	50,564
ANSYS, Inc.*	72	19,752
Arista Networks, Inc.*	69	15,410
ASML Holding NV (Netherlands)	71	20,020
Automatic Data Processing, Inc.	89	15,254
Canon, Inc. (Japan)	694	18,488
CDW Corp.	139	18,133
Compal Electronics, Inc. (Taiwan)	38,264	23,243
Dell Technologies, Inc. Class C*	378	18,435
DXC Technology Co.	319	10,170
EPAM Systems, Inc.*	79	18,023
Fidelity National Information Services, Inc.	227	32,611
Fiserv, Inc.*	268	31,787
FleetCor Technologies, Inc.*	60	18,914
Fujitsu Ltd. (Japan)	331	35,481
Gartner, Inc.*	86	13,827
Global Payments, Inc.	153	29,904
Hon Hai Precision Industry Co. Ltd. (Taiwan)	6,015	16,566
Intuit, Inc.	115	32,244
Keyence Corp. (Japan)	38	13,106
Leidos Holdings, Inc.	167	16,779
Mastercard, Inc. Class A	181	57,185
Microsoft Corp.	96	16,342
NEC Corp. (Japan)	574	26,063
NXP Semiconductors NV (Netherlands)	155	19,663
Paycom Software, Inc.*	78	24,816
SAP SE (Germany)	151	19,731
ServiceNow, Inc.*	99	33,485
SS&C Technologies Holdings, Inc.	241	15,185
Synopsys, Inc.*	110	16,226
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	1,511	16,006
Telefonaktiebolaget LM Ericsson Class B (Sweden)	1,883	14,819
Tokyo Electron Ltd. (Japan)	58	13,114

Schedule of Investments - Virtus WMC Global Factor Opportunities ETF (continued)

January 31, 2020 (unaudited)

Security Description	Shares	Value

COMMON STOCKS (continued)
Information Technology (continued)
Visa, Inc. Class A	286	$56,905
WPG Holdings Ltd. (Taiwan)	16,078	20,225
Total Information Technology		853,977
Materials - 3.4%
Air Products & Chemicals, Inc.	112	26,736
Anglo American Platinum Ltd. (South Africa)	164	13,107
BHP Group Ltd. (Australia)	426	11,235
BHP Group PLC (Australia)	855	18,740
Freeport-McMoRan, Inc.	1,404	15,584
Givaudan SA (Switzerland)	9	29,713
Jiangxi Copper Co. Ltd. Class H (China)	14,668	17,413
LyondellBasell Industries NV Class A	277	21,567
POSCO (South Korea)	79	14,649
Zhaojin Mining Industry Co. Ltd. Class H (China)	11,554	13,106
Total Materials		181,850
Real Estate - 4.9%
Ascendas Real Estate Investment Trust (Singapore)	13,199	30,468
Equity Residential	247	20,521
Essex Property Trust, Inc.	57	17,656
Link REIT (Hong Kong)	1,099	11,179
Prologis, Inc.	186	17,276
Public Storage	78	17,453
Realty Income Corp.	171	13,408
Redefine Properties Ltd. (South Africa)	26,293	12,596
Regency Centers Corp.	275	17,061
Simon Property Group, Inc.	75	9,986
Sun Hung Kai Properties Ltd. (Hong Kong)	832	11,709
Sunac China Holdings Ltd. (China)	2,762	13,514
Swiss Prime Site AG (Switzerland)*	266	32,532
VEREIT, Inc.	1,462	14,269
Vonovia SE (Germany)	501	28,637
Total Real Estate		268,265
Utilities - 5.7%
CMS Energy Corp.	252	17,265
Consolidated Edison, Inc.	144	13,536
Dominion Energy, Inc.	175	15,006
Exelon Corp.	322	15,324
Fortis, Inc. (Canada)	605	26,387
Iberdrola SA (Spain)	2,085	22,823
Iberdrola SA (Spain)*	38	416
National Grid PLC (United Kingdom)	1,744	23,163
NextEra Energy, Inc.	110	29,502
OGE Energy Corp.	406	18,615
RWE AG (Germany)	409	14,216
Sempra Energy	113	18,152
Southern Co. (The)	302	21,261
Terna Rete Elettrica Nazionale SpA (Italy)	2,969	20,732
WEC Energy Group, Inc.	235	23,474
Xcel Energy, Inc.	400	27,676
Total Utilities		307,548
Total Common Stocks
(Cost $4,981,536)		5,376,796

Security Description	Shares	Value

RIGHT - 0.0%(2)
Health Care - 0.0%(2)
Bristol-Myers Squibb Co. CVR* (Cost $554)	241	$839
TOTAL INVESTMENTS - 99.1%
(Cost $4,982,090)		5,377,635
Other Assets in Excess of Liabilities - 0.9%		50,948
Net Assets - 100.0%		$5,428,583

*	Non-income producing security.
(1)	American Depositary Receipts.
(2)	Amount rounds to less than 0.05%.

Schedule of Investments - Virtus WMC Global Factor Opportunities ETF (continued)

January 31, 2020 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2020.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$5,376,380	$416	$—	$5,376,796
Right	839	—	—	839
Total	$5,377,219	$416	$—	$5,377,635